Shareholders' Equity (Restricted Share Unit Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2009	Aug. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards available for grant, ending balance	1,598,800
Weighted average fair value, beginning balance	$ 1.80
Weighted average fair value, Awards granted	$ 1.19
Weighted average fair value, Forfeited	$ 1.50
Weighted average fair value, ending balance	$ 1.32
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards available for grant, beginning balance	665,825	1,500,000	300,000
Awards available for grant, awards granted
Awards available for grant, exercised
Awards available for grant, forfeited	4,303
Awards available for grant, ending balance	670,129	1,500,000	300,000
Number of awards outstanding, beginning balance	153,246
Number of awards outstanding, Awards granted
Number of awards outstanding, Exercised	(148,942)
Number of awards outstanding, Forfeited	(4,304)
Number of awards outstanding, ending balance
Weighted average fair value, beginning balance	$ 0.39
Weighted average fair value, Awards granted
Weighted average fair value, Exercised	$ 0.39
Weighted average fair value, Forfeited	$ 0.38
Weighted average fair value, ending balance